QUARTERLY FINANCIAL INFORMATION (Unaudited)	12 Months Ended
Oct. 31, 2012
Quarterly Financial Information Disclosure [Abstract]
QUARTERLY FINANCIAL INFORMATION (Unaudited)

14.  QUARTERLY FINANCIAL INFORMATION (Unaudited):

   The results of operations for each of the quarters in Fiscal 2012 and Fiscal 2011 years are presented below.

	1st	2nd	3rd	4th	Total
Year ended 10/31/12
Operating revenues	$1,613,600	$1,735,118	$1,933,407	$1,847,583	$7,129,708
Operating loss	(455,298)	(478,787)	(301,754)	(126,301)	(1,362,140)
Net income (loss) from discontinued operations	8,422	(4,916)	(173)	(47,055)	(43,722)
Net income (loss)	(503,429)	(503,419)	(372,362)	120,576	(1,258,634)
Net income (loss) before discontinued operations per weighted average combined share	($0.21)	($0.20)	($0.15)	$0.07	($0.49)
Net income (loss) per weighted average combined share	($0.21)	($0.20)	($0.15)	$0.05	($0.51)

	1st	2nd	3rd	4th	Total
Year ended 10/31/11
Operating revenues	$1,339,411	$880,262	$2,400,125	$1,059,348	$5,679,146
Operating loss	(507,014)	(552,632)	(375,108)	(1,076,014)	(2,510,768)
Net income (loss) from discontinued operations	104,018	106,564	107,884	(205,691)	112,775
Net loss	(460,652)	(488,563)	(377,474)	(1,148,076)	(2,474,765)
Net loss before discontinued operations per weighted average combined share	($0.23)	($0.24)	($0.21)	($0.38)	($1.06)
Net loss per weighted average combined share	($.19)	($.20)	($.15)	($0.47)	($1.01)

   The quarterly results of operations for Fiscal 2012 and 2011 reflect the impact of land dispositions and other assets that occur from time to time during the period and do not follow any pattern during the fiscal year.